Equity - Summarised financial information attributable to non-controlling interests (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income statement
Sales	£ 19,294	£ 18,432	£ 18,114
Net sales	12,867	12,163	12,050
Profit for the year	3,337	3,144	2,772
Other comprehensive (loss)/income	287	(276)	651
Total comprehensive income for the year	3,624	2,868	3,423
Attributable to non-controlling interests	232	53	148
Balance sheet
Non-current assets	21,923	21,024
Current assets	9,373	8,691
Non-current liabilities	(14,137)	(11,642)
Current liabilities	(7,003)	(6,360)
Net assets	10,156	11,713
Attributable to non-controlling interests	1,795	1,765
Cash flow
Net cash inflow from operating activities	3,248	3,084	3,132
Net cash (outflow) from investing activities	(270)	(1,151)	(552)
Net cash (outflow) from financing activities	(2,924)	(2,118)	(2,458)
Net increase/(decrease) in net cash and cash equivalents	54	(185)	122
Exchange differences	(26)	(39)	(14)
USL
Income statement
Sales	3,229
Net sales	1,016
Profit for the year	78
Other comprehensive (loss)/income	59
Total comprehensive income for the year	137
Attributable to non-controlling interests	61
Balance sheet
Non-current assets	2,315
Current assets	587
Non-current liabilities	(473)
Current liabilities	(496)
Net assets	1,933
Attributable to non-controlling interests	849
Cash flow
Net cash inflow from operating activities	109
Net cash (outflow) from investing activities	(18)
Net cash (outflow) from financing activities	(97)
Net increase/(decrease) in net cash and cash equivalents	(6)
Exchange differences	1
Dividends payable to non-controlling interests	0
Ketel One and others
Income statement
Sales	2,117
Net sales	1,640
Profit for the year	305
Other comprehensive (loss)/income	78
Total comprehensive income for the year	383
Attributable to non-controlling interests	173
Balance sheet
Non-current assets	2,998
Current assets	882
Non-current liabilities	(1,053)
Current liabilities	(708)
Net assets	2,119
Attributable to non-controlling interests	946
Cash flow
Net cash inflow from operating activities	433
Net cash (outflow) from investing activities	(139)
Net cash (outflow) from financing activities	(169)
Net increase/(decrease) in net cash and cash equivalents	125
Exchange differences	2
Dividends payable to non-controlling interests	(114)
Entities Value For Subsidiary
Income statement
Sales	5,346	4,926	4,844
Net sales	2,656	2,431	2,412
Profit for the year	383	244	229
Other comprehensive (loss)/income	137	(163)	116
Total comprehensive income for the year	520	81	345
Attributable to non-controlling interests	234	53	148
Balance sheet
Non-current assets	5,313	4,973	4,975
Current assets	1,469	1,384	1,222
Non-current liabilities	(1,526)	(1,425)	(1,327)
Current liabilities	(1,204)	(1,183)	(1,199)
Net assets	4,052	3,749	3,671
Attributable to non-controlling interests	1,795	1,765	1,715
Cash flow
Net cash inflow from operating activities	542	334	355
Net cash (outflow) from investing activities	(157)	(136)	(86)
Net cash (outflow) from financing activities	(266)	(164)	(172)
Net increase/(decrease) in net cash and cash equivalents	119	34	97
Exchange differences	3	(2)	(3)
Dividends payable to non-controlling interests	£ (114)	£ (101)	£ (83)